ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2021
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of changes in accumulated other comprehensive income by component, net of tax of nil

Foreign currency
translation
RMB
Balance as of January 1, 2019	85,979
Current year other comprehensive loss	(8,075)
Balance as of December 31, 2019	77,904
Current year other comprehensive loss	(133,439)
Balance as of December 31, 2020	(55,535)
Current year other comprehensive loss	(34,908)
Balance as of December 31, 2021	(90,443)
Balance as of December 31, 2021, in US$	(14,192)